Note 7 - Share-based Compensation - Options by Exercise Price Range (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Options Outstanding Shares (in shares) | shares	244,000
Options Outstanding Weighted Average Remaining Life (Year)	7 years 14 days
Options Outstanding Weighted Average Price (in dollars per share)	$ 38.76
Options Exercisable Shares (in shares) | shares	217,000
Options Exercisable Weighted Average Price (in dollars per share)	$ 41.94
Range One [Member]
Lower Exercise Price Limit (in dollars per share)	0
Upper Exercise Price Limit (in dollars per share)	$ 120
Options Outstanding Shares (in shares) | shares	243,000
Options Outstanding Weighted Average Remaining Life (Year)	7 years 25 days
Options Outstanding Weighted Average Price (in dollars per share)	$ 32.88
Options Exercisable Shares (in shares) | shares	216,000
Options Exercisable Weighted Average Price (in dollars per share)	$ 35.34
Range Two [Member]
Lower Exercise Price Limit (in dollars per share)	120.01
Upper Exercise Price Limit (in dollars per share)	$ 6,000
Options Outstanding Shares (in shares) | shares	1,000
Options Outstanding Weighted Average Remaining Life (Year)	2 years 10 days
Options Outstanding Weighted Average Price (in dollars per share)	$ 953.88
Options Exercisable Shares (in shares) | shares	1,000
Options Exercisable Weighted Average Price (in dollars per share)	$ 959.88